Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Accounting Policies [Abstract]
Earnings per share, potentially dilutive securities		As of August 31, 2015 and 2014, there were no shares of potentially dilutive securities outstanding.
Concentration risk percentage	50.00%
Unrecognized tax benefits